NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NET SALES
Gross sales	R$ 76,845,604	R$ 93,234,968	R$ 89,398,218
Taxes on sales	(5,884,335)	(8,372,931)	(8,987,882)
Discounts	(2,044,822)	(2,449,827)	(2,065,255)
Net sales	R$ 68,916,447	R$ 82,412,210	R$ 78,345,081